UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     February 9, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     92

Form13F Information Table Value Total:     $132,398 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

						FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	------- --------------- -------	------- ------- ------- -------	--------------- ------- -------
Exxon Mobil Corp.            	Common	30231G102   	5630	76998	SH		SOLE		52450		24548
International Business Machine	Common	459200101	5289	36041	SH		SOLE		22191		13850
McDonalds Corp.              	Common	580135101	4319	56272	SH		SOLE		33772		22500
Walt Disney Co.              	Common	254687106	4084	108880	SH		SOLE		69630		39250
Johnson & Johnson            	Common	478160104	3951	63879	SH		SOLE		37108		26771
Accenture                    	Common	G1151C101   	3585	73939	SH		SOLE		45914		28025
Ross Stores                  	Common	778296103	3574	56510	SH		SOLE		38135		18375
General Electric             	Common	369604103	3221	176105	SH		SOLE		99339		76766
Canadian Natural Resources   	Common	136385101	3126	70380	SH		SOLE		46650		23730
I T T Corporation New        	Common	450911102	3087	59235	SH		SOLE		39860		19375
Fluor Corp                   	Common	343412102	3079	46475	SH		SOLE		30200		16275
Republic Services Inc        	Common	760759100	3038	101725	SH		SOLE		71925		29800
Praxair                      	Common	74005P104   	3007	31497	SH		SOLE		21407		10090
L 3 Communications Holdings  	Common	502424104	2978	42250	SH		SOLE		29325		12925
Occidental Petroleum Corp.   	Common	674599105	2958	30152	SH		SOLE		18773		11379
INTEL                        	Common	458140100	2858	135880	SH		SOLE		99030		36850
AMGEN                        	Common	031162100	2701	49202	SH		SOLE		35477		13725
Coca-Cola                    	Common	191216100	2584	39290	SH		SOLE		27800		11490
Procter & Gamble             	Common	742718109	2538	39458	SH		SOLE		27478		11980
Western Union Company        	Common	959802109	2534	136475	SH		SOLE		90350		46125
Microsoft Corp.              	Common	594918104	2421	86727	SH		SOLE		70452		16275
Berkshire Hathaway Cl B      	Class B	084670207	2385	29775	SH		SOLE		19550		10225
Corning Inc.                 	Common	219350105	2302	119175	SH		SOLE		85385		33790
Abbott Labs                  	Common	002824100	2274	47456	SH		SOLE		28730		18726
Greif Inc Cl A               	Class A	397624107	2269	36650	SH		SOLE		22600		14050
Novartis                     	Common	66987V109   	2241	38010	SH		SOLE		28310		9700
Automatic Data Processing    	Common	053015103	2230	48195	SH		SOLE		34275		13920
Cisco Systems                	Common	17275R102   	1943	96034	SH		SOLE		68430		27604
Thermo Fisher Scientific     	Common	883556102	1930	34855	SH		SOLE		26655		8200
Alerian MLP ETF              	Common	00162Q866   	1915	119175	SH		SOLE		84900		34275
Stryker Corp                 	Common	863667101	1858	34600	SH		SOLE		23225		11375
Medtronic Inc                	Common	585055106	1769	47688	SH		SOLE		33988		13700
Merck & Co Inc               	Common	589331107	1679	46579	SH		SOLE		33579		13000
Hewlett Packard              	Common	428236103	1625	38610	SH		SOLE		22660		15950
3M Co.                       	Common	88579Y101   	1551	17976	SH		SOLE		15256		2720
Sysco Corp                   	Common	871829107	1492	50735	SH		SOLE		26735		24000
Royal Dutch                  	Common	780259206	1462	21900	SH		SOLE		18075		3825
VF Corp                      	Common	918204108	1440	16715	SH		SOLE		12485		4230
AT&T Corp.                   	Common	00206R102   	1434	48805	SH		SOLE		34615		14190
Apple Inc.                   	Common	037833100	1406	4360	SH		SOLE		2835		1525
Ishares Msci Grmny Idx       	Common	464286806	1307	54575	SH		SOLE		43425		11150
General Dynamics Corp.       	Common	369550108	1258	17725	SH		SOLE		9850		7875
Clorox Company               	Common	189054109	1160	18325	SH		SOLE		12875		5450
iShares Barclays 1-3 Yr Treasu	Common	464287457	991	11800	SH		SOLE		9500		2300
American Express Co.         	Common	025816109	946	22047	SH		SOLE		9674		12373
Diamond Offshore Drilling    	Common	25271C102   	908	13575	SH		SOLE		9375		4200
Total SA                     	Common	89151E109	892	16675	SH		SOLE		12625		4050
Pfizer Inc.                  	Common	717081103	850	48571	SH		SOLE		27097		21474
Apache                       	Common	037411105	836	7015	SH		SOLE		4675		2340
Mastercard                   	Common	57636Q104   	826	3685	SH		SOLE		3305		380
Ishares MSCI Canada          	Common	464286509	819	26430	SH		SOLE		20370		6060
ConocoPhillips               	Common	20825C104   	768	11284	SH		SOLE		7782		3502
Colgate Palmolive            	Common	194162103	716	8910	SH		SOLE		5360		3550
Ishares MSCI Singapore       	Common	464286673	702	50700	SH		SOLE		39300		11400
NextEra Energy               	Common	65339F101   	662	12730	SH		SOLE		10800		1930
Illinois Tool Works Inc      	Common	452308109	654	12244	SH		SOLE		8664		3580
Ishares Tr Lehman Tips       	Common	464287176	613	5702	SH		SOLE		2304		3398
Philip Morris Intl Inc       	Common	718172109	601	10275	SH		SOLE		8225		2050
Park Electrochemical         	Common	700416209	593	19750	SH		SOLE		13950		5800
Wal Mart Stores Inc.         	Common	931142103	571	10582	SH		SOLE		7575		3007
Kimberly-Clark               	Common	494368103	553	8775	SH		SOLE		6475		2300
Duke Energy                  	Common	26441C105   	515	28903	SH		SOLE		21975		6928
Deere & Co                   	Common	244199105	502	6050	SH		SOLE		5675		375
General Mills Inc            	Common	370334104	488	13718	SH		SOLE		12418		1300
Chevron Corp.                	Common	166764100	457	5010	SH		SOLE		5010		0
Vanguard Short Term Bond ETF 	Common	921937827	451	5600	SH		SOLE		5600		0
Walgreens                    	Common	931422109	431	11067	SH		SOLE		8967		2100
Kroger Company               	Common	501044101	429	19200	SH		SOLE		13600		5600
Bristol Myers                	Common	110122108	389	14704	SH		SOLE		11404		3300
Transocean Inc New           	Common	G90073100   	377	5429	SH		SOLE		4429		1000
Magellan Midstream Partners LP	Common	559080106	369	6539	SH		SOLE		5717		822
Emerson Electric             	Common	291011104	354	6200	SH		SOLE		4800		1400
SPDR Gold Shares             	Common	78463V107   	314	2262	SH		SOLE		1075		1187
Suncor Energy                	Common	867229106	314	8200	SH		SOLE		4200		4000
JP Morgan Chase & Co         	Common	46625H100   	311	7330	SH		SOLE		6580		750
United Tehnologies Corp      	Common	913017109	292	3710	SH		SOLE		3500		210
Ishares MSCI Brazil Index    	Common	464286400	288	3725	SH		SOLE		2425		1300
Genl Amern Investors Co      	Common	368802104	265	9884	SH		SOLE		9884		0
S P D R TRUST Unit SR        	Common	78462F103   	253	2015	SH		SOLE		2015		0
Zimmer Holdings Inc.         	Common	98956P102   	248	4623	SH		SOLE		3595		1028
New Hampshire Thrift         	Common	644722100	243	19338	SH		SOLE		19338		0
Alliance Resource Partners   	Common	01877R108   	222	3370	SH		SOLE		1075		2295
Noble Energy                 	Common	655044105	218	2529	SH		SOLE		1329		1200
iShares IBOXX Inv Grade Bond 	Common	464287242	217	2000	SH		SOLE		0		2000
PepsiCo Inc.                 	Common	713448108	217	3317	SH		SOLE		3042		275
Flowserve Corp               	Common	34354P105   	215	1800	SH		SOLE		1400		400
Vanguard Int Term Bond ETF   	Common	921937819	214	2600	SH		SOLE		2600		0
Ishares Tr Msci Eafe Fd      	Common	464287465	205	3520	SH		SOLE		3270		250
E.I. DuPont                  	Common	263534109	203	4074	SH		SOLE		2965		1109
United Parcel Service Inc Cl B	Class B	911312106	203	2800	SH		SOLE		2500		300
Bank of America Corp.        	Common	060505104	195	14625	SH		SOLE		5228		9397
Ergo Science Corp       	Common	CKE81Q300   	6	81440	SH		SOLE		81440		0
